S000010778 [Member] Average Annual Total Returns	3 Months Ended	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	146 Months Ended	374 Months Ended	375 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg 1-5 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		2.07%	1.10%		1.38%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	0.99%		2.25%
C000029792 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.23%	0.67%		0.88%
Performance Inception Date							Nov. 02, 1993
C000029792 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.23%	0.67%		0.88%
Performance Inception Date							Nov. 02, 1993
C000029792 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.75%	0.86%		0.97%
Performance Inception Date							Nov. 02, 1993
C000029795 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.49%	1.13%		1.23%
Performance Inception Date								Oct. 07, 1993
C000122570 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.44%	1.16%		1.29%
Performance Inception Date						Nov. 08, 2012
C000174632 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	1.21%		1.30%
Performance Inception Date				Mar. 01, 2017
C000255076 [Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.48%	1.13%		1.23%
Performance Inception Date	Oct. 02, 2024